Loan Commitments and Other Related Activities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Period for commitments and construction loan commitments	60 days
Construction loans [Member]
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Period for commitments and construction loan commitments	1 year
Minimum [Member]
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Interest rates for fixed rate loan commitments	2.99%	3.25%
Maturities for fixed rate loan commitments	16 months	15 years
Maximum [Member]
Contractual Commitments Contingencies And Off Balance Sheet Arrangements [Line Items]
Interest rates for fixed rate loan commitments	5.00%	5.25%
Maturities for fixed rate loan commitments	30 years	30 years